Pension and Other Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2020
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Obligations and Funded Status at End of Year
Obligations and Funded Status at End of Year

	United States Pension Benefits		Foreign Pension Benefits		Other Postretirement Benefits
Millions of dollars	2020	2019	2020	2019	2020	2019
Funded status
Fair value of plan assets	$3,103	$2,934	$632	$593	$—	$—
Benefit obligations	3,237	3,141	1,029	941	191	355
Funded status	$(134)	$(207)	$(397)	$(348)	$(191)	$(355)
Amounts recognized in the consolidated balance sheets
Noncurrent asset	$37	$—	$14	$11	$—	$—
Current liability	(18)	(6)	(12)	(17)	(25)	(33)
Noncurrent liability	(153)	(201)	(399)	(342)	(166)	(322)
Amount recognized	$(134)	$(207)	$(397)	$(348)	$(191)	$(355)
Amounts recognized in accumulated other comprehensive loss (pre-tax)
Net actuarial loss	$1,227	$1,329	$279	$234	$23	$15
Prior service (credit) cost	1	1	3	4	(140)	(16)
Amount recognized	$1,228	$1,330	$282	$238	$(117)	$(1)

Change in Benefit Obligation
Change in Benefit Obligation

	United States Pension Benefits		Foreign Pension Benefits		Other Postretirement Benefits
Millions of dollars	2020	2019	2020	2019	2020	2019
Benefit obligation, beginning of year	$3,141	$3,033	$941	$834	$355	$356
Service cost	3	2	6	6	4	6
Interest cost	94	123	17	23	8	16
Plan participants' contributions	—	—	1	1	—	—
Actuarial loss (gain)	282	279	96	85	9	14
Benefits paid	(186)	(263)	(33)	(30)	(24)	(28)
Plan amendments	—	—	—	6	(156)	(15)
Transfer of liabilities	—	—	—	(2)	—	—
Other adjustments	—	—	—	11	—	7
Special termination benefit	—	—	—	—	—	—
Settlements / curtailment (gain)	(97)	(33)	(37)	(13)	—	—
Foreign currency exchange rates	—	—	38	20	(5)	(1)
Reclassification of obligation to held for sale	—	—	—	—	—	—
Benefit obligation, end of year	$3,237	$3,141	$1,029	$941	$191	$355
Accumulated benefit obligation, end of year	$3,222	$3,128	$987	$902	N/A	N/A

Change in Plan Assets
Change in Plan Assets

	United States Pension Benefits		Foreign Pension Benefits		Other Postretirement Benefits
Millions of dollars	2020	2019	2020	2019	2020	2019
Fair value of plan assets, beginning of year	$2,934	$2,676	$593	$518	$—	$—
Actual return on plan assets	447	517	58	61	—	—
Employer contribution	5	37	29	33	24	28
Plan participants' contributions	—	—	1	1	—	—
Benefits paid	(186)	(263)	(33)	(30)	(24)	(28)
Transfer of plan assets	—	—	—	(2)	—	—
Other adjustments	—	—	—	5	—	—
Settlements	(97)	(33)	(37)	(13)	—	—
Foreign currency exchange rates	—	—	21	20	—	—
Reclassification of plan assets to held for sale	—	—	—	—	—	—
Fair value of plan assets, end of year	$3,103	$2,934	$632	$593	$—	$—

Components of Net Periodic Benefit Cost
Components of Net Periodic Benefit Cost

	United States Pension Benefits			Foreign Pension Benefits			Other Postretirement Benefits
Millions of dollars	2020	2019	2018	2020	2019	2018	2020	2019	2018
Service cost	$3	$2	$2	$6	$6	$5	$4	$6	$7
Interest cost	94	123	118	17	23	23	8	16	15
Expected return on plan assets	(165)	(177)	(170)	(30)	(29)	(32)	—	—	—
Amortization:
Actuarial loss	62	47	53	12	8	9	—	1	—
Prior service cost (credit)	—	(2)	(3)	—	—	—	(28)	(16)	—
Special termination benefit	—	—	—	—	—	—	—	—	—
Curtailment (gain) / loss	—	—	—	—	—	(4)	(3)	—	—
Settlement loss	39	9	—	11	2	3	—	—	—
Net periodic benefit cost	$33	$2	$—	$16	$10	$4	$(19)	$7	$22

Net Periodic Cost Recognized in Operating Profit and Interest and Sundry (Income) Expense
The following table summarizes the net periodic cost recognized in operating profit and interest and sundry (income) expense for the years ending December 31, 2020, 2019 and 2018:

	United States Pension Benefits			Foreign Pension Benefits			Other Postretirement Benefits
Millions of dollars	2020	2019	2018	2020	2019	2018	2020	2019	2018
Operating profit (loss)	$3	$2	$2	$6	$6	$5	$4	$6	$7
Interest and sundry (income) expense	30	—	(2)	10	4	(1)	(23)	1	15
Net periodic benefit cost	$33	$2	$—	$16	$10	$4	$(19)	$7	$22

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss (Pre-Tax) in 2018
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss) (Pre-Tax) in 2020

Millions of dollars	United States Pension Benefits	Foreign Pension Benefits	Other Postretirement Benefits
Current year actuarial loss / (gain)	$—	$69	$9
Actuarial (loss) recognized during the year	(101)	(24)	—
Current year prior service cost (credit)	—	—	(156)
Prior service credit (cost) recognized during the year	—	—	32
Total recognized in other comprehensive income (loss) (pre-tax)	$(101)	$45	$(115)
Total recognized in net periodic benefit costs and other comprehensive income (loss) (pre-tax)	$(68)	$61	$(134)

Weighted-average Assumptions Used to Determine Benefit Obligation at the End of the Year and Net Periodic Cost
Weighted-Average Assumptions used to Determine Benefit Obligation at End of Year

	United States Pension Benefits		Foreign Pension Benefits		Other Postretirement Benefits
	2020	2019	2020	2019	2020	2019
Discount rate	2.50%	3.30%	1.55%	2.04%	2.98%	3.45%
Rate of compensation increase	4.50%	4.50%	3.47%	3.10%	N/A	N/A
Interest crediting rate for cash balance plans	1.25%	2.05%	1.99%	1.80%	N/A	N/A
Weighted-Average Assumptions used to Determine Net Periodic Cost

	United States Pension Benefits			Foreign Pension Benefits			Other Postretirement Benefits
	2020	2019	2018	2020	2019	2018	2020	2019	2018
Discount rate	3.13%	4.30%	3.65%	2.04%	2.90%	2.57%	3.35%	4.80%	4.35%
Expected long-term rate of return on plan assets	6.25%	6.50%	6.75%	5.39%	5.56%	5.81%	N/A	N/A	N/A
Rate of compensation increase	4.50%	4.50%	4.50%	3.10%	3.29%	3.20%	N/A	N/A	N/A
Interest crediting rate for cash balance plans	2.05%	3.05%	2.40%	1.80%	2.19%	2.16%	N/A	N/A	N/A
Health care cost trend rate
Initial rate	N/A	N/A	N/A	N/A	N/A	N/A	6.25%	6.50%	6.50%
Ultimate rate	N/A	N/A	N/A	N/A	N/A	N/A	5.00%	5.00%	5.00%
Year that ultimate rate will be reached	N/A	N/A	N/A	N/A	N/A	N/A	2025	2025	2025

Expected Employer Contributions to Funded Plans	Expected Employer Contributions to Funded Plans

Millions of dollars	United States Pension Benefits	Foreign Pension Benefits
2021	$—	$18

Expected Benefit Payments
Expected Benefit Payments

Millions of dollars	United States Pension Benefits	Foreign Pension Benefits	Other Postretirement Benefits
2021	$294	$39	$25
2022	243	40	25
2023	236	41	24
2024	231	40	10
2025	222	45	9
2026-2030	$989	$234	$43

Schedule of Allocation of Plan Assets
The fair values of our pension plan assets at December 31, 2020 and 2019, by asset category were as follows:

	December 31,
	Quoted prices (Level 1)		Other significant observable inputs (Level 2)		Significant unobservable inputs (Level 3)		Net Asset Value		Total
Millions of dollars	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Cash and cash equivalents	$—	$—	$281	$24	$—	$—	$—	$—	$281	$24
Government and government agency securities (1)
U.S. securities	—	—	182	488	—	—	—	—	182	488
International securities	—	—	99	97	—	—	—	—	99	97
Corporate bonds and notes (1)
U.S. companies	—	—	1,691	1,389	—	—	—	—	1,691	1,389
International companies	—	—	279	277	—	—	—	—	279	277
Equity securities (2)
U.S. companies	—	—	—	—	—	—	—	—	—	—
International companies	47	51	—	—	—	—	—	—	47	51
Mutual funds (3)	—	—	108	128	—	—	—	—	108	128
Investments at net asset value
U.S. equity securities (4)	—	—	—	—	—	—	448	367	448	367
International equity securities (4)	—	—	—	—	—	—	180	215	180	215
Short-term investment fund (4)	—	—	—	—	—	—	24	15	24	15
International debt securities (5)	—	—	—	—	—	—	208	251	208	251
International equity securities (5)	—	—	—	—	—	—	53	59	53	59
Real estate (6)	—	—	—	—	—	—	13	34	13	34
Limited partnerships (7)
U.S. private equity investments	—	—	—	—	38	53	—	—	38	53
Diversified fund of funds	—	—	—	—	3	5	—	—	3	5
Emerging growth	—	—	—	—	3	8	—	—	3	8
All other investments	—	—	48	34	—	—	30	32	78	66
	$47	$51	$2,688	$2,437	$44	$66	$956	$973	$3,735	$3,527
(1)Valued using pricing vendors who use proprietary models to estimate the price a dealer would pay to buy a security using significant observable inputs, such as interest rates, yield curves, and credit risk.
(2)Valued using the closing stock price on a national securities exchange, which reflects the last reported sales price on the last business day of the year.
(3)Valued using the net asset value (NAV) of the fund, which is based on the fair value of underlying securities. The fund primarily invests in a diversified portfolio of equity securities, fixed income debt securities and real estate issued by non-U.S. companies.
(4)Common and collective trust funds valued using the NAV of the fund, which is based on the fair value of underlying securities.
(5)Fund of funds valued using the NAV of the fund, which is based on the fair value of underlying securities. International debt securities includes corporate bonds and notes and government and government agency securities.
(6)Valued using the NAV of the fund, which is based on the fair value of underlying assets.
(7)Valued at estimated fair value based on the proportionate share of the limited partnership's fair value, as determined by the general partner.

Fair Value Measurements Using Significant Unobservable Inputs
Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Millions of dollars	Limited Partnerships
Balance, December 31, 2019	$66
Realized gains (net)	17
Unrealized losses (net)	(16)
Purchases	—
Settlements	(23)
Balance, December 31, 2020	$44

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets
The projected benefit obligation and fair value of plan assets for pension plans with a projected benefit obligation in excess of plan assets at December 31, 2020 and 2019 were as follows:

	United States Pension Benefits		Foreign Pension Benefits
Millions of dollars	2020	2019	2020	2019
Projected benefit obligation	$2,718	$2,622	$951	$844
Fair value of plan assets	$2,547	$2,409	$546	$491

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets
The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2020 and 2019 were as follows:

	United States Pension Benefits		Foreign Pension Benefits
Millions of dollars	2020	2019	2020	2019
Projected benefit obligation	$2,718	$2,622	$951	$800
Accumulated benefit obligation	2,703	2,609	921	776
Fair value of plan assets	$2,547	$2,409	$546	$450